UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Palo Alto Investors, LLC

Address:   470 University Avenue
           Palo Alto, CA 94301


Form 13F File Number: 28-10266


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Mark Shamia
Title:  Chief Operating Officer
Phone:  (650) 325-0772

Signature,  Place,  and  Date  of  Signing:

/s/ Mark Shamia                    Palo Alto, CA                      2/9/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              50

Form 13F Information Table Value Total:  $      974,079
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                              VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
Abiomed Inc.                        csus           003654100    9,035    940,210                                 940,210      0    0
Aegerion Pharmaceuticals Inc.       csus           00767E102    2,521    177,900                                 177,900      0    0
Alimera Sciences, Inc.              csus           016259103   10,442  1,006,013                               1,006,013      0    0
AMAG Pharmaceuticals, Inc.          csus           00163u106   56,958  3,146,877                               3,146,877      0    0
Amicus Therapeutics, Inc.           csus           03152W109   30,115  6,407,487                               6,407,487      0    0
ArthroCare Corp.                    csus           043136100   31,445  1,012,408                               1,012,408      0    0
Auxilium Pharmaceuticals, Inc.      csus           05334D107   44,332  2,101,046                               2,101,046      0    0
Biomarin Pharmaceuticals, Inc       csus           09061G101   31,321  1,163,053                               1,163,053      0    0
BroadVision, Inc.                   csus           111412706    9,237    738,945                                 738,945      0    0
Celgene Corp.                       csus           151020104    5,731     96,903                                  96,903      0    0
Ceragon Networks Ltd.               csus           M22013102   26,627  2,020,241                               2,020,241      0    0
Contango Oil & Gas Company          csus           21075n204   15,062    260,000                                 260,000      0    0
Cubist Pharmaceuticals, Inc.        csus           229678107   21,663  1,012,271                               1,012,271      0    0
Cyberonics, Inc.                    csus           23251P102  103,529  3,337,506                               3,337,506      0    0
Cytokinetics Inc.                   csus           23282W100    1,321    632,031                                 632,031      0    0
Energy Recovery Inc.                csus           29270J100    2,896    791,300                                 791,300      0    0
EnerNoc, Inc.                       csus           292764107    7,651    320,000                                 320,000      0    0
Evergreen Solar, Inc. 4% Due        cnus           30033RAC2   13,079 32,294,000                              32,294,000      0    0
7/15/2013
First Solar Inc.                    csus           336433107    1,952     15,000                                  15,000      0    0
Genoptix Inc.                       csus           37243V100    5,926    311,570                                 311,570      0    0
Genzyme Corporation                 csus           372917104   10,174    142,889                                 142,889      0    0
Gilead Sciences                     csus           375558103    3,945    108,845                                 108,845      0    0
Guaranty Bancorp                    csus           40075t102    1,134    798,900                                 798,900      0    0
interCLICK, Inc.                    csus           458483203    8,258  1,537,772                               1,537,772      0    0
Intermune Inc.                      csus           45884X103   22,653    622,345                                 622,345      0    0
Medicis Pharmaceutical Corp.        csus           584690309   31,561  1,178,100                               1,178,100      0    0
Medivation, Inc.                    csus           58501n101    9,433    621,806                                 621,806      0    0
Momenta Pharmaceuticals, Inc.       csus           60877T100   49,337  3,295,692                               3,295,692      0    0
Northern Oil and Gas Inc.           csus           665531109   27,328  1,004,339                               1,004,339      0    0
NuVasive Inc.                       csus           670704105    3,798    148,065                                 148,065      0    0
NxStage Medical, Inc.               csus           67072V103    4,128    165,909                                 165,909      0    0
Onyx Pharmaceuticals, Inc.          csus           683399109   66,739  1,810,110                               1,810,110      0    0
Orexigen Therapeutics, Inc.         csus           686164104    5,494    679,975                                 679,975      0    0
Orthovita Inc.                      csus           68750U102    1,677    834,213                                 834,213      0    0
Procera Networks Inc                csus           74269U104    2,170  3,500,000                               3,500,000      0    0
Protalix Biotherapeutics Inc.       csus           74365A101    1,358    136,053                                 136,053      0    0
pSivida Corporation                 csus           74440J101    3,934    769,845                                 769,845      0    0
Questcor Pharmaceuticals, Inc.      csus           74835Y101   41,709  2,831,599                               2,831,599      0    0
Rigel Pharmaceuticals Inc.          csus           766559603      560     74,407                                  74,407      0    0
Riverbed Technology, Inc.           csus           768573107    3,517    100,000                                 100,000      0    0
Savient Pharmaceuticals, Inc.       csus           80517Q100   52,953  4,753,452                               4,753,452      0    0
Sequenom Inc.                       csus           817337405   17,811  2,218,000                               2,218,000      0    0
Sonde Resources Corp.               csus           835426107    8,078  2,214,920                               2,214,920      0    0
Spectrum Pharmaceuticals Inc.       csus           84763A108      343     50,000                                  50,000      0    0
STAAR Surgical Company              csus           852312305   15,032  2,464,297                               2,464,297      0    0
Toreador Resources Corporation      csus           891050106    8,348    537,900                                 537,900      0    0
Triangle Petroleum Corporation      csus           89600B102    8,938  1,375,137                               1,375,137      0    0
United Therapeutics Corp            csus           91307C102   37,248    589,184                                 589,184      0    0
Vanda Pharmaceutical Inc.           csus           921659108   10,760  1,137,468                               1,137,468      0    0
ViroPharma Incorporated             csus           928241108   84,818  4,897,106                               4,897,106      0    0


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